History and Organization of the Company (Details Narrative) (10-K) - USD ($)			12 Months Ended
	Oct. 05, 2018	Sep. 30, 2016	Dec. 31, 2018	Dec. 31, 2016	Nov. 30, 2014
Accrued dividend			$ 31,742
Cancelled debt			$ 7,000,000
Net value proceeds of contingent consideration	$ 2,682,918
HTS Image Processing, Inc [Member]
Percentage of shares acquired	100.00%
Preferred Class B Stock [Member]
Number of redeemed shares during the period			1
Preferred Class C Stock [Member]
Number of redeemed shares during the period			1,839,030
Quest Solution Canada Inc [Member]
Sale of stock, consideration received on transaction		$ 1,000,000
Cash from divestiture of Quest Solution Canada Inc.			$ 576,592
Contingent consideration, percentage			15.00%
Quest Solution Canada Inc [Member] | Maximum [Member]
Net value proceeds of contingent consideration			$ 2,300,000
Quest Exchange Ltd., [Member]
Number of redeemed shares during the period			5,200,000
Viascan Group Inc [Member]
Liabilities assumed		$ 1,000,000
Bar Code Specialties Inc. [Member]
Percentage of shares acquired				100.00%	100.00%